EQUITY AND REMUNERATION TO SHAREHOLDERS	12 Months Ended
Dec. 31, 2022
Equity And Remuneration To Shareholders
EQUITY AND REMUNERATION TO SHAREHOLDERS

26.	EQUITY AND REMUNERATION TO SHAREHOLDERS
a)	Share capital

On December 31, 2022, the Company’s issued and share capital was R$11,007 (R$8,467 on December 31, 2021) represented by 735,847,624 common shares and 1,465,523,064 preferred shares (566,036,634 and 1,127,325,434 on December 31, 2021, respectively), both of them with nominal value of R$5.00, as demonstrated below:

Shareholders	Number of shares on December 31, 2022
	Common	%	Preferred	%	Total	%
State of Minas Gerais	375,031,302	51	17,085	-	375,048,387	17
Other entities of Minas Gerais State	30,021	-	21,880,950	1	21,910,971	1
FIA Dinâmica Energia S/A	233,625,046	31	118,771,654	8	352,396,700	16
BNDES Participações	82,007,784	11	-	-	82,007,784	4
BlackRock	-	-	218,212,381	15	218,212,381	10
Others
In Brazil	26,546,632	4	178,219,966	12	204,766,598	9
Foreign shareholders	18,606,839	3	928,421,028	64	947,027,867	43
Total	735,847,624	100	1,465,523,064	100	2,201,370,688	100

Shareholders	Number of shares on December 31, 2021
	Common	%	Preferred	%	Total	%
State of Minas Gerais	288,485,632	51	13,143	-	288,498,775	17
Other entities of Minas Gerais State	23,094	-	14,472,345	1	14,495,439	1
FIA Dinâmica Energia S.A.	153,354,328	27	80,004,762	7	233,359,090	14
BNDES Participações	63,082,911	11	22,141,720	2	85,224,631	5
BlackRock	-	-	123,325,741	11	123,325,741	7
Others
In Brazil	43,689,699	8	145,881,261	13	189,570,960	11
Foreign shareholders	17,400,970	3	741,486,462	66	758,887,432	45
Total	566,036,634	100	1,127,325,434	100	1,693,362,068	100

Shareholders	Number of shares on December 31, 2020
	Common	%	Preferred	%	Total	%
State of Minas Gerais	258,738,711	51	11,788	-	258,750,499	17
Other entities of Minas Gerais State	20,713	-	7,442,037	1	7,462,750	-
FIA Dinâmica Energia S.A.	114,172,677	22	43,975,272	4	158,147,949	10
BNDES Participações	56,578,175	11	27,299,432	3	83,877,607	6
BlackRock	-	-	153,689,970	15	153,689,970	10
Others
In Brazil	55,717,246	11	212,704,725	21	268,421,971	18
Foreign shareholders	22,442,767	5	565,959,088	56	588,401,855	39
Total	507,670,289	100	1,011,082,312	100	1,518,752,601	100

The Company’s Share Capital may be increased by up to a limit of 10% (ten percent) of the share capital set in the by-laws, without need for change in the by-laws and upon decision of the Board of Directors, having previously heard statement of opinion issued by the Fiscal Council.

Capital increase

Since the balance of income reserves on December 31, 2021 exceeded the share capital by R$1,523, the Annual General Meeting of April 29, 2022 approved the proposal to increase the share capital from R$8,467 to R$11,007, in accordance with Article 199 of the Corporate Law (Law 6,404/76), by capitalization of R$2,540 from the retained earnings reserve, and distribution of a stock bonus, with issuance of 508,008,620 new shares, with nominal value of R$5.00, comprising 169,810,990 common shares and 338,197,630 preferred shares, in accordance with the by-laws.

b)	Earnings per share

Due to the capital increase, on April 29, 2022, with issuance of 508,008,620 new shares, without a corresponding entry of funds into the Company, the basic and diluted income per share is presented, retrospectively, considering the new number of Company’s shares.

The number of shares included in the calculation of basic and diluted earnings, is described in the table below:

	Number of shares
	2022	2021	2020
Common shares already paid up	735,847,624	735,847,624	735,847,624
Shares in treasury	(102)	(102)	(102)
Total common shares	735,847,522	735,847,522	735,847,522

Preferred shares already paid up	1,465,523,064	1,465,523,064	1,465,523,064
Shares in treasury	(846,164)	(846,062)	(846,062)
Total preferred shares	1,464,676,900	1,464,677,002	1,464,677,002
Total	2,200,524,422	2,200,524,524	2,200,524,524

The calculation of basic and diluted earnings per share is as follows:

	2022	2021	2020
Net income for the year attributed to equity holders of the parent	4,092	3,751	2,864

Minimum mandatory dividend from net income for the year - preferred shares	1,486	1,309	986
Net income for the year not distributed - preferred shares	1,238	1,188	920
Total earnings - preferred shares (A)	2,724	2,497	1,906

Minimum mandatory dividend from net income for the year - common shares	747	657	496
Net income for the year not distributed - common shares	622	597	462
Total earnings - common shares (B)	1,369	1,254	958

Basic and diluted earnings per preferred share (A / number of preferred shares)	1.86	1.70	1.30
Basic and diluted earnings per common share (B / number of common shares)	1.86	1.70	1.30

Considering that each class of share participates equally in the income reported, the earning per share in the fiscal years ended on December 31, 2022 and 2021 were, respectively, R$1.86 and R$2.22, calculated based on the Company’s number of shares on December 31, 2022, adjusting the earning per share of the comparative fiscal years.

c)	Equity valuation adjustments

	2022	2021	2020
Adjustments to actuarial liabilities - Employee benefits	(260)	(329)	(340)
Subsidiary and jointly controlled entity
Adjustments to actuarial liabilities - Employee benefits	(2,043)	(2,433)	(2,660)
Deemed cost of PP&E	427	554	569
Others	2	-	-
	(1,614)	(1,879)	(2,091)
Valuation adjustments	(1,874)	(2,208)	(2,431)

The adjustments to post-employment benefit obligations comprise gains or losses resulting from re-measurements of the net defined-benefit obligation, in accordance with the actuarial report, net of tax effects.

The amounts recorded as deemed cost of the generation assets represents its fair value determined using the replacement cost at initial adoption of IFRS on January 1, 2009. The valuation of the generation assets resulted in an increase in their book value, recorded in a specific line in Equity, net of the tax effects. These values are being realized based on the depreciation of the assets.

d)	Reserves

Capital reserves

	2022	2021	2020
Investment-related donations and subsidies	1,857	1,857	1,857
Goodwill on issuance of shares	394	394	394
Shares in treasury	(1)	(1)	(1)
	2,250	2,250	2,250

The reserve for investment-related donations and subsidies basically refers to the compensation by the Federal Government for the difference between the profitability obtained by CEMIG up to March 1993 and the minimum return guaranteed by the legislation in effect at the time.

The reserve for treasury shares refers to the pass-through by Finor (‘Fundo de Investimentos do Nordeste’) of shares arising from funds applied in CEMIG projects in the area covered by Sudene (the development agency for the Northeast) under tax incentive programs.

Income reserves

	2022	2021	2020
Legal reserve	1,387	1,181	995
Statutory reserve	57	57	57
Retained earnings reserve	6,546	7,331	6,651
Unrealized earnings reserve	835	835	835
Incentive tax reserve	150	124	103
Reserve for mandatory dividends not distributed	1,420	1,420	1,420
	10,395	10,948	10,061

Legal reserve

Constitution of the legal reserve is mandatory, up to the limits established by law. The purpose of the reserve is to ensure the security of the share capital, its use being allowed only for offsetting of losses or increase capital. This reserve constitution corresponds to 5% of the net income for the year, less the amount allocated to incentive tax reserve.

Statutory reserve

The reserve under the By-laws is for future payment of extraordinary dividends, in accordance with Article 28 of the by-laws.

Retained earnings reserve

Retained earnings reserves refers to incomes not distributed in prior years, to guarantee execution of the Company’s Investment Program, and amortization of loans and debentures. The retentions are supported by capital budgets approved by the Board of Directors in the respective years.

Unrealized earnings reserve

Article of the Brazilian corporate law no. 6,404/76 allows the Company to pay the mandatory dividend, calculated as required by the Bylaws up to the amounts of the realized portion of the net income for the year.

In 2022, Company presented a positive net share of income of subsidiaries, jointly controlled entities and affiliates of R$3,217, which can be regarded as unrealized portion of net income for the year, in accordance with the Brazilian corporate law.

Additionally, the above does not apply to the payment of the minimum mandatory dividends on preferred shares, which are required to be paid in full for an amount of R$733 as described in further details in (f) below. In addition, since the creation of the Unrealized Earnings Reserve is optional, Management decided to propose the same proportion of dividend payment to shareholders owning common shares, considering Company’s expected financial capacity.

The outstanding balance of the Unrealized Earnings Reserve will remain R$835, considering the reversal of the reserve recorded in 2020 and the creation of a new one in 2022, in the same amount.

The Unrealized Earnings Reserve amounts can only be used to pay mandatory dividends. Hence, when the Company realizes such incomes in cash, it must distribute the corresponding dividend in the subsequent period, after offsetting of any losses in subsequent years.

Incentives tax reserve

The Company has a right to 75% reduction in income tax, including the tax paid at the additional rate, calculated on the basis of the operating income in the region of Sudene (the Development Agency for the Northeast), for 10 years starting in 2014. The amount of the incentive recognized in the Statement of income was R$26 in 2022 (R$21 in 2021), and it was subsequently transferred to the incentives tax reserve. The amount of the tax incentives reserve on December 31, 2022 was R$150 (R$124 at December 31, 2020). This reserve cannot be used for payment of dividends.

Reserve for mandatory dividends not distributed

Dividends withheld, arising from the net income of 2015	623
Dividends withheld, arising from the net income of 2014	797
1,420

These dividends were retained in Equity, in years 2015 and 2014, in the account Reserve for mandatory dividends not distributed; and as per the proposal approved in the Annual General Meetings of 2016 and 2015, the dividends retained will be paid as soon as the Company’s financial situation permits. The Company's Management, in view of the uncertainties present in the current macroeconomic scenario and the estimated cash requirement for the nex year, concluded that the financial situation does not yet allow the payment of these retained dividends.

e)	Rights and preferences of the common and preferred shares

Every holder of CEMIG common shares has the right to vote in an election for members of our Board of Directors. Under the Brazilian Corporate Law, any shareholder holding at least 5% of CEMIG’s common shares in circulation may request adoption of a multiple vote procedure, which confers upon each share a number of votes equal to the present number of members of the Board of Directors and gives the shareholder the right to accumulate his or her votes in one sole candidate or distribute them among several.

Under the Brazilian Corporate Law, holders of preferred shares representing at least 10% of CEMIG’s share capital and also holders of common shares representing at least 15% of its share capital (other than the controlling shareholder) have the right to appoint a member of the Board of Directors and his or her respective substitute member in a separate election. If none of the holders of common or preferred shares qualifies under the minimum limits specified above, shareholders representing, in the aggregate, a minimum of 10% of the share capital may combine their holdings to elect a member of the Board of Directors, and that member’s substitute member.

Under Article 171 of the Corporate Law, every shareholder has a generic right of first refusal in subscription of new shares, or securities convertible into shares, issued in any capital increase, in proportion to their percentage shareholding, except in the event of exercise of any option to acquire shares in our share capital. Shareholders are required to exercise their right of first refusal within 30 days from publication of the notice of increase of capital. Every holder of CEMIG preferred shares has preference in the event of share redemption.

The dividend rights of the preferred and common shares are described below.

f)	Dividends

Under the by-laws, if the Company is able to pay dividends higher than the mandatory minimum dividends required for the preferred Shareholders, and the remaining net income is sufficient to offer equal dividends for both the common and preferred shares, then the dividends per share will be the same for the holders of common shares and preferred shares. Dividends declared are paid in two equal installments, the first by June 30 and the second by December 30, of the year following the generation of the income to which they refer. The Executive Board decides the location and processes of payment, subject to these periods.

Under its by-laws, CEMIG is required to pay to its shareholders, as mandatory dividends, 50% of the net income of each year.

The preferred shares have preference in the event of reimbursement of capital and participate in incomes on the same conditions as the common shares have the right, when there is net income, to a minimum mandatory dividend equal to the greater of:

(a) 10% of their par value, and

(b) 3% of the portion of equity that they represent.

Under its by-laws, CEMIG’s shares held by private individuals and issued up to August 5, 2004, have the right to a minimum dividend of 6% per year on their par value in all years when CEMIG does not obtain sufficient incomes to pay dividends to its Shareholders. This guarantee is given by the State of Minas Gerais by Article 9 of State Law 828 of December 14, 1951, and by State Law 15,290 of August 4, 2004.

Calculation of the minimum dividends proposed

The calculation of the minimum dividends proposed for distribution to Shareholders, considering the unrealized income assumption as mentioned in the previous paragraph, is as follows:

	2022	2021	2020
Calculation of minimum dividends required by the by-laws for the preferred shares
Nominal value of the preferred shares	7,328	5,637	5,055
Preferred shares	7,328	5,637	5,055
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%
Amount of the dividends by the first payment criterion	733	564	506

Equity	21,777	19,457	17,473
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.56%	66.56%	66.56%
Portion of Equity represented by the preferred shares	14,495	12,950	11,630
Percentage applied to the portion of Equity	3.00%	3.00%	3.00%
Amount of the dividends by the second payment criterion	435	389	349

Minimum dividends required by the by-laws for the preferred shares	733	564	506

	2022	2021	2020
Calculation of the Minimum Dividend under the by-laws based on the net income for the year
Mandatory dividend
Net income for the year	4,092	3,751	2,864
	50%	50%	50%
Mandatory dividends - 50% of Net income	2,046	1,876	1,432
Unrealized earnings reserve	(835)	(835)	(835)
Reversal of the unrealized earnings reserve of 2019	835	835	835
Withholding income tax on Interest on equity	186	91	50
	2,232	1,967	1,482
Dividends recorded, as specified in the by-laws
Interest on Equity	1,983	956	553
Ordinary dividends	249	1,011	929
	2,232	1,967	1,482

Total dividends for the preferred shares	1,486	1,309	986
Total dividends for the common shares	747	658	496

Unit value of dividends - R$
Minimum dividends required by the by-laws for the preferred shares	0.50	0.50	0.50
Mandatory dividends (including withholding income tax on Interest on Equity)	1.01	1.16	0.99
Dividends proposed: Common (ON) shares	1.01	1.16	0.99
Dividends proposed: Preferred (PN) shares	1.01	1.16	0.99

This table provides the changes on dividends and interest on capital payable:

Balance on December 31, 2020	1,449
Proposed dividends	1,967
Dividends proposed for non-controlling shareholder	1
Tax withheld at source on Interest on Equity	(91)
Dividends retained - Minas Gerais state government	(13)
Dividends paid	(1,403)
Balance on December 31, 2021	1,910
Proposed dividends	2,232
Dividends proposed for non-controlling shareholder	1
Tax withheld at source on Interest on Equity	(186)
Dividends paid	(2,094)
Balance on December 31, 2022	1,863

Allocation of net income for 2022 - Management’s proposal

The Board of Directors decided to propose to the Annual General Meeting to be held in April 2023 the following allocation of the net income for 2022, totaling R$4,092, of realization of the deemed cost of PP&E, totaling R$127, realization of the unrealized earnings reserve totaling R$835, as follow:

•	R$205 will be held in Stockholders’ equity in the Legal Reserve, as established in Brazilian corporate Law 6,404/1976.
•	R$2,232 as minimum mandatory dividends, to the Company’s shareholders, to be paid in two equal installments, by June 30 and December 30, 2023, as follows:
○	R$1,984 declared as interest on own equity and imputed to the mandatory dividend, as deliberated by the Executive Board in 2022;
○	R$249 in the form of dividends, to holders whose names are in the Company’s Nominal Share Registry on the date of the AGM.

•	R$1,756 to be held in Shareholders’ equity in the Retained Earnings Reserve, to provide funding for the Company’s consolidated investments planned for 2023, as per capital budget.
•	R$26 to be held in Shareholders’ equity in the Tax Incentives Reserve, related to tax incentive due to investment in the region of Sudene.

The amount of R$835 remains as Unrealized Earnings Reserve, considering the reversal of the reserve constituted in 2021 and the new constitution in 2022, of the same amount.

Payment of the dividends will be made by December 30, 2023, in accordance with the availability of cash and at the decision of the Executive Board.

g)	Remuneration to shareholders

The Company’s Executive Board decided to declare Interest on Equity as follows: (i) on March 23, 2022, in the amount of R$245, payable to shareholders whose names are on the Company’s Nominal Share Register on March 28, 2022, with retention of income tax amount to R$23; (ii) on June 7, 2022, in the amount of R$353, payable to shareholders whose names are on the Company’s Nominal Share Register on June 24, 2022, with retention of income tax amount to R$32; (iii) on September 20, 2022, in the amount of R$472, payable to shareholders whose names are on the Company’s Nominal Share Register on September 23, 2022, with retention of income tax amount to R$44; (iv) on December 14, 2022, in the amount of R$399, payable to shareholders whose names are on the Company’s Nominal Share Register on December 21, 2022, with retention of income tax amount to R$38; and (v) on December 22, 2022, in the amount of R$516, payable to shareholders whose names are on the Company’s Nominal Share Register on December 27, 2022, with retention of income tax amount to R$41. The amount of income tax withheld at source, by obligation of the tax legislation, is not considered when the Interest on Equity are attributed to the mandatory dividend and is calculated at the rate of 15%, in the cases where this tax is levied, under the terms of the current legislation.